		Principal
		Amount	Value
MUNICIPAL BONDS (98.96%)
Commonwealth of Puerto Rico, Series 2022 A-1
07/01/35, 4.00%		$621,000	$598,484
07/01/37, 4.00%		71,000	67,715
07/01/41, 4.00%		58,000	51,602
07/01/27, 5.63%		337,000	346,887
07/01/31, 5.75%		249,000	268,742
			1,333,430
Matching Fund Special Purpose Securitization Corp.
10/01/39, 5.00%		425,000	417,563
Puerto Rico Commonwealth Aqueduct & Sewer Authority
07/01/42, 4.00%(a)		250,000	217,882
07/01/28, 5.00%(a)		250,000	256,994
07/01/37, 5.00%(a)		250,000	257,234
07/01/47, 5.00%(a)		280,000	272,088
			1,004,198
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series Restructured Series A-2
07/01/40, 4.33%		450,000	422,701
07/01/58, 4.78%		1,060,000	967,471
			1,390,172
Territory of Guam
01/01/36, 4.00%		90,000	86,622
11/15/27, 5.00%		200,000	200,634
			287,256

TOTAL MUNICIPAL BONDS (Cost $4,493,918)			4,432,619

	7-Day Yield
	Annualized	Shares
SHORT-TERM INVESTMENTS (1.73%)
BlackRock Liquidity Funds MuniCash	2.18%	77,609	$77,617

TOTAL SHORT TERM INVESTMENTS (Cost $77,617)			77,617

TOTAL INVESTMENTS (100.69%) (Cost $4,571,535)			4,510,236
Liabilities in Excess of Other Assets (-0.69%)			(30,740)
NET ASSETS (100.00%)			$4,479,496

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $1,004,198, which represents 22.42% of net assets as of June 30, 2025.

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$4,432,619	$–	$4,432,619
Short-Term Investments	77,617	–	–	77,617
Total	$77,617	$4,432,619	$–	$4,510,236